CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash and amounts due from depository institutions	$ 15,834,193	$ 16,433,765
Federal funds sold and overnight interest-bearing deposits	46,500,729	40,637,241
Total cash and cash equivalents	62,334,922	57,071,006
Debt securities available for sale, at fair value	21,595,095	14,457,072
Mortgage-backed securities held to maturity, at amortized cost (fair value of $6,096,227 and $7,727,314 at September 30, 2012 and 2011, respectively)	5,656,963	7,234,139
Mortgage-backed securities available for sale, at fair value	326,322	2,751,871
Capital stock of Federal Home Loan Bank, at cost	5,558,600	3,100,400
Mortgage loans held for sale, at lower of cost or market	180,574,694	100,718,753
Loans receivable (net of allowance for loan losses of $17,116,595 and $25,713,622 at September 30, 2012 and 2011, respectively)	975,727,642	1,021,272,809
Real estate acquired in settlement of loans (net of allowance for losses of $4,706,775 and $2,515,800 at September 30, 2012 and 2011, respectively)	13,952,168	18,717,814
Premises and equipment, net	18,415,977	18,458,166
Goodwill	3,938,524	3,938,524
Accrued interest receivable	3,888,611	3,852,790
Bank-owned life insurance	31,844,074	30,842,466
Deferred tax assets	11,638,492	12,772,637
Prepaid expenses, accounts receivable and other assets	12,065,342	14,020,189
Total assets	1,347,517,426	1,309,208,636
LIABILITIES:
Deposits	1,102,679,773	1,122,524,913
Advances from the Federal Home Loan Bank	89,000,000	29,000,000
Subordinated debentures	19,589,000	19,589,000
Advance payments by borrowers for taxes and insurance	5,589,385	4,945,918
Accrued interest payable	695,111	840,186
Other liabilities	11,796,985	12,138,433
Total liabilities	1,229,350,254	1,189,038,450
STOCKHOLDERS' EQUITY :
Preferred stock - $0.01 par value per share, 1,000,000 shares authorized; 25,418 and 32,538 shares issued at September 30, 2012 and 2011, respectively; $1,000 per share liquidation value, net of discount	24,976,239	31,527,176
Common stock - $0.01 par value per share, 18,000,000 shares authorized; 13,068,618 shares issued at September 30, 2012 and 2011	130,687	130,687
Treasury stock - at cost (2,114,246 and 2,588,340 shares at September 30, 2012 and 2011, respectively)	(15,939,378)	(18,008,998)
Additional paid-in capital	56,849,475	58,236,270
Accumulated other comprehensive income, net	21,475	310
Retained earnings	52,128,674	48,284,741
Total stockholders' equity	118,167,172	120,170,186
Total liabilities and stockholders' equity	$ 1,347,517,426	$ 1,309,208,636